UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2004

Check here if amended: [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] add new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Summit Capital Management, LLC
Address:   601 Union Street, Suite 3900
           Seattle, WA  98101

Form 13F File Number:  28-7018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Matthew C. Rudolf
Title:     Managing Director
Phone No.: 206-447-6200

Signature, Place, and Date of Signing:

Matthew C. Rudolf          Seattle, Washington            December 2, 2004

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      98

Form 13F Information Table Value Total:      $226,182


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                       FORM 13F INFORMATION
TABLE

            COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
------------------------------- -------------- -------- ---------- ----------------- ---------- -------- -----------------------
                                                          VALUE    SHRS OR  SH/ PUT  INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED   NONE
------------------------------- -------------- --------- --------- -------- --- ---- ---------- -------- ------- ------ --------
4 KIDS ENTMT INC                    COM        350865101      2176   107700  SH          Sole             107700
ABB LTD.                            COM        000375204        61    10000  SH          Sole              10000
ABBOTT LABS                         COM        002824100      6822   161050  SH          Sole             161050
ABERDEEN ASIA PACIFIC PRIME INC     COM        003009107      2322   377000  SH          Sole             377000
ADVANCED DIGITAL INFO               COM        007525108       509    58500  SH          Sole              58500
AEROFLEX                            COM        007768104      1179   111500  SH          Sole             111500
AEW REAL ESTATE INCOME FUND         COM        00104h107       837    48700  SH          Sole              48700
AIM SELECT REAL ESTATE INCM FD      COM        00888r107       550    34000  SH          Sole              34000
ALBANY INTL CORP CL A               COM        012348108       364    12200  SH          Sole              12200
ALCOA INC                           COM        022249106      2959    88100  SH          Sole              88100
ALLIANCE GAMING CORP                COM        01859P609      3087   205000  SH          Sole             205000
AMERICAN SERVICE GROUP INC          COM        02364L109      4453   108500  SH          Sole             108500
AMERICAN STATES WATER CO.           COM        029899101       376    15100  SH          Sole              15100
AMERICAN TECHNOLOGY CORP-DEL        COM        030145205       158    27500  SH          Sole              27500
AMGEN INC COM                       COM        031162100      9207   162063  SH          Sole             162063
APPLERA CORP CELERA GENOMICS GR     COM        038020202       119    10194  SH          Sole              10194
APPLIED FILMS CORP                  COM        038197109      1988   110400  SH          Sole             110400
APPLIX INC                          COM        038316105      3855   876100  SH          Sole             876100
AT&T WIRELESS SERVICES Inc.         COM        00209A106      2392   161868  SH          Sole             161868
BARRICK GOLD CORP                   COM        067901108       442    21000  SH          Sole              21000
BRISTOL MYERS SQUIBB COM            COM        110122108      3894   164499  SH          Sole             164499
BROCADE COMMUNICATIONS SYS INC      COM        111621108      1452   257000  SH          Sole             257000
CABLEVISION SYSTEMS CORP CL A       CL A       12686c109      1217    60000  SH          Sole              60000
CARDINAL HEALTH INC.                COM        14149Y108      1449    33100  SH          Sole              33100
CASCADE NATURAL GAS CORP            COM        147339105       439    20700  SH          Sole              20700
CENTERPLATE INC.                    COM        15200E204     10228   695800  SH          Sole             695800
CITIGROUP INC                       COM        172967101       529    12000  SH          Sole              12000
COCA COLA ENTERPRISES, Inc.         COM        191219104       321    17000  SH          Sole              17000
COHEN & STEERS REIT & PFD INCM      COM        19247X100      6041   240300  SH          Sole             240300
COMCAST CORP CL A SPL               COM        200300200      3830   137190  SH          Sole             137190
COMCAST CORP NEW - CLASS A          COM        20030N101      3843   136094  SH          Sole             136094
CONCEPTUS INC                       COM        206016107       681    73500  SH          Sole              73500
COOPER CAMERON CORP                 COM        216640102       494     9000  SH          Sole               9000
COPPER MTN NETWORKS                 COM        217510106       177    50500  SH          Sole              50500
CRAY INC.                           COM        225223106      1030   291851  SH          Sole             291851
CRESCENT REAL ESTATE EQUITIES C     COM        225756105       477    30280  SH          Sole              30280
DIME TRACKING WARRANTS           *W EXP 99/9   25429Q110         3    21000  SH          Sole              21000
DU PONT E I DE NEMOURS              COM        263534109       411     9600  SH          Sole               9600
E M C CORP MASS COM                 COM        268648102       132    11400  SH          Sole              11400
EMERITUS CORP COM                   COM        291005106       118    13900  SH          Sole              13900
ENSCO INT'L                         COM        26874Q100      2766    84650  SH          Sole              84650
EQUITY RESIDENT PPTYS SH BEN IN     COM        29476L107      1543    49775  SH          Sole              49775
EXXON MOBIL CORP                    COM        30231G102      3342    69148  SH          Sole              69148
FIFTH THIRD BANCORP                 COM        316773100       832    16900  SH          Sole              16900
FIRST DATA CORP COM                 COM        319963104      5359   123192  SH          Sole             123192
GEAC COMPUTER CORP LTD              COM        368289104      2478   378800  SH          Sole             378800
GENERAL ELEC CO COM                 COM        369604103      7228   215232  SH          Sole             215232
GRANITE CONSTRUCTION INC            COM        387328107       912    38150  SH          Sole              38150
GRUPO TRANS MARITIMA MEXICANA,   SP ADR A SH   40051D105       934   394100  SH          Sole             394100
HEALTHCARE PROPERTY INVESTORS I     COM        421915109       223     8580  SH          Sole               8580
HOOPER HOLMES INC                   COM        439104100      2338   521900  SH          Sole             521900
ING CLARION GLB RE EST INCM FD      COM        44982g104       157    11700  SH          Sole              11700
INNOVEX INC                         COM        457647105        41    10100  SH          Sole              10100
INSIGHT COMMUNICATIONS, Inc.        COM        45768V10       1281   145600  SH          Sole             145600
INTERNATIONAL BUS MACH COM          COM        459200101       304     3550  SH          Sole               3550
INTL PAPER CO COM                   COM        460146103      2142    53000  SH          Sole              53000
JAMESON INNS INC                    COM        470457102       445   250000  SH          Sole             250000
JAPAN EQUITY FUND INC               COM        471057109       229    38000  SH          Sole              38000
KEY ENERGY SERVICES                 COM        492914106      1912   173000  SH          Sole             173000
LCC INTERNATIONAL INC CL A          COM        501810105      1090   341600  SH          Sole             341600
LIBERTY MEDIA CORP                  COM        530718105       615    70500  SH          Sole              70500
MARCHEX INC                         COM        56624r108      1357   108900  SH          Sole             108900
MARTIN MARIEATTA MATERIALS INC      COM        573284106      1268    28000  SH          Sole              28000
MERCK & CO INC COM                  COM        589331107       599    18150  SH          Sole              18150
MICROSOFT CORP COM                  COM        594918104     30322  1096645  SH          Sole            1096645
NETWORK EQUIPMENT TECHNOLOGIES      COM        641208103      2731   413100  SH          Sole             413100
NEWMONT MINING CORP COM             COM        651639106       364     8000  SH          Sole               8000
NEXMED INC                          COM        652903105       973   653100  SH          Sole             653100
NORTEL NETWORKS                     COM        65656810       1481   435500  SH          Sole             435500
NRG ENERGY INC                      COM        629377508       593    22023  SH          Sole              22023
NUVEEN DIVERSIFIED DIV INCM FD      COM        6706ep105      1511   102000  SH          Sole             102000
NUVEEN INVT QUALITY MUNI FUND       COM        67062e103      2699   177700  SH          Sole             177700
NUVEEN PFD & CONV INCOME FD 2       COM        67073d102       892    63200  SH          Sole              63200
NUVEEN QUALITY PFD INCOME FD 2      COM        67072c105      1370    91300  SH          Sole              91300
OFFICE DEPOT INC                    COM        676220106       295    19600  SH          Sole              19600
ON SEMICONDUCTOR                    COM        682189105        31    10000  SH          Sole              10000
PAN AMERICAN SILVER CORP            COM        697900108       436    25600  SH          Sole              25600
PIMCO CALIF MUNI INCOME FUND II     COM        72201C109       371    27000  SH          Sole              27000
PIMCO MUNICIPAL INCOME FUND         COM        72201A103      1931   135000  SH          Sole             135000
PUTNAM MASTR INTR INCM SH BEN I  SH BEN INT    746909100       922   137050  SH          Sole             137050
QUIPP INC COM                       COM        748802105       400    29181  SH          Sole              29181
RAYTHEON CO                         COM        75511150       3570    94000  SH          Sole              94000
READERS DIGEST ASSN CL A NON VT     COM        755267101      1209    82850  SH          Sole              82850
SAFECO CORP COM                     COM        786429100      2301    50400  SH          Sole              50400
SCHWAB CHARLES CP NEW               COM        808513105       262    28550  SH          Sole              28550
SCS TRANSPORTATION                  COM        81111T102       232    12250  SH          Sole              12250
SCUDDER RREEF REAL ESTATE FD        COM        81119q100       939    48000  SH          Sole              48000
ST. PAUL TRAVELERS CO               COM        792860108      2685    81223  SH          Sole              81223
TIME WARNER INC COM                 COM        887315109      2159   133765  SH          Sole             133765
UNION PAC CORP                      COM        907818108      3235    55200  SH          Sole              55200
UNITEDGLOBALCOM                     CL A       91324750       3896   521540  SH          Sole             521540
US BANCORP DEL COM                  COM        902973106      1649    57047  SH          Sole              57047
VAN KAMPEN CALIFORNIA MUNICIPAL  SH BEN INT    920910106        93    10000  SH          Sole              10000
VECTOR GROUP LTD 6.25%           Note 6.25%    92240MAC2      1770  2000000  PRN         Sole
WASHINGTON MUT INC COM              COM        939322103      7605   194603  SH          Sole             194603
WYETH                               COM        983024100      2865    76600  SH          Sole              76600
ZWEIG FUND                          COM        989834106     11324  2120650  SH          Sole            2120650
ZWEIG TOTAL RETURN FUND INC         COM        989837109     13049  2462111  SH          Sole            2462111
